Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2011
Accrued expenses and other liabilities

19. Accrued expenses and other liabilities

Accrued expenses and other liabilities include the amounts set forth below.

	As of March 31,
	2010		2011		2011
	(In millions)
Bills payable	Rs.	59,257.4	Rs.	56,361.5	US$	1,265.5
Remittances in transit		37,257.8		21,054.9		472.7
Accrued expenses		12,477.9		16,266.8		365.2
New account deposits		4,736.8		5,435.5		122.0
Accounts payable		43,631.0		44,626.7		1,001.9
Derivatives		75,326.1		74,401.8		1,670.4
Others		10,995.3		14,410.4		323.6

Total	Rs.	243,682.3	Rs.	232,557.6	US$	5,221.3